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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2011

Check here if Amendment [_]; Amendment Number:       ______________
   This Amendment (Check only one)         [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Manager Filing this Report:

Name:      PLAINSCAPITAL CORPORATION
Address:   2323 Victory Avenue, Suite 1400
           Dallas, TX 75219

Form 13F File Number:     28-12708

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John A. Martin
Title:     Executive Vice President and Chief Financial Officer
Phone:     214.525.9038

Signature, Place and Date of Signing:

  /s/ JOHN A. MARTIN             Dallas, TX                    May 5, 2011
---------------------------    --------------------------    -----------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-06796                       Hester Capital Management LLC